Related Party Transactions (Details) ¥ in Thousands	1 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 24, 2023 CNY (¥)
Related Party Transactions [Line Items]
Loan provided to related party					¥ 33,383
Loan collected from related parties					¥ 21,753
Loan	¥ 1,000					¥ 1,000
Tarena Technologies Inc. [Member] | Related Party
Related Party Transactions [Line Items]
Loan collected from related parties		¥ 7,000
Support services provided to related party	3,338
Support services provided by related party	10,942
Professional supporting services amount
Tarena Hangzhou | Related Party
Related Party Transactions [Line Items]
Loan collected from related parties	4,792
Purchase of building	21,591
Loans receivable	¥ 21,591
Tarena Technologies And Tarena Hangzhou | Related Party
Related Party Transactions [Line Items]
Loan provided to related party						¥ 33,383
Divestiture | Tarena Technologies Inc. [Member] | IT Professional Education | Related Party
Related Party Transactions [Line Items]
Disposal group consideration							¥ 1
Divestiture | Tarena Hangzhou | IT Professional Education | Related Party
Related Party Transactions [Line Items]
Disposal group consideration							¥ 1